Group structure - Summary of the net assets acquired, the goodwill (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Liabilities Assumed [Abstract]
Contingent consideration	R$ 566,930	R$ 743,443
Acquisition-date fair value of total consideration transferred [abstract]
Acquisition of subsidiaries, net of cash acquired	R$ 69,532	R$ 40,857	R$ 62,443